W.P. Stewart & Co. Growth Fund, Inc.
                               527 Madison Avenue
                               New York, NY 10022


                                   May 5, 2003



VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

          Re: W.P. Stewart & Co. Growth Fund, Inc. (File No. 33-71142)
          ------------------------------------------------------------

Ladies and Gentlemen:

              Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, as amended (the "1933 Act"), the registrant hereby certifies (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 12 and (ii) that the text of Post-Effective Amendment No. 12 was filed electronically with the Securities and Exchange Commission on April 30, 2003.

                                      W.P. Stewart & Co. Growth Fund, Inc.



                                      By:  /s/ Michael W. Stamm
                                         ---------------------------------------
                                         Michael W. Stamm
                                         Secretary